Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated January 15, 2009 to the Prospectus dated October 1, 2008,

as supplemented on December 1, 2008 (the “Prospectus”)

In connection with its acquisition of Lehman Brothers North American investment banking and capital markets operations, Barclays Capital announced on November 3, 2008 that it was re-branding its unified family of indices under the “Barclays Capital Indices” name and combining existing Lehman Brothers and Barclays Capital indices into a single platform. As a result of this acquisition, the names of certain indices have been changed, but there have been no other changes to the composition or characteristics of such indices.

Accordingly, effective immediately, ProShares UltraShort Lehman 7-10 Year Treasury and ProShares UltraShort Lehman 20+ Year Treasury are re-named “ProShares UltraShort 7-10 Year Treasury” and “ProShares UltraShort 20+ Year Treasury”, respectively. All references to “ProShares UltraShort Lehman 7-10 Year Treasury” and “ProShares UltraShort Lehman 20+ Year Treasury” are hereby amended to read “ProShares UltraShort 7-10 Year Treasury” and “ProShares UltraShort 20+ Year Treasury”, respectively.

Further, all references to “Lehman Brothers 7-10 Year U.S. Treasury Index” and “Lehman Brothers 20+ Year U.S. Treasury Index” are hereby amended to read “Barclays Capital 7-10 Year U.S. Treasury Bond Index” and the “Barclays Capital 20+ Year U.S. Treasury Bond Index”, respectively, and all other references to Lehman Brothers as an index provider or licensor are hereby amended, consistent with the above.

Please retain this supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-89822 and 811-21114

PROSHARES TRUST

Supplement dated January 15, 2009 to the Statement of Additional Information

dated October 1, 2008, as supplemented on December 1, 2008 (the “SAI”)

Effective immediately, ProShares UltraShort Lehman 7-10 Year Treasury and ProShares UltraShort Lehman 20+ Year Treasury are re-named “ProShares UltraShort 7-10 Year Treasury” and “ProShares UltraShort 20+ Year Treasury”, respectively. All references to “ProShares UltraShort Lehman 7-10 Year Treasury” and “ProShares UltraShort Lehman 20+ Year Treasury” are hereby amended to read “ProShares UltraShort 7-10 Year Treasury” and “ProShares UltraShort 20+ Year Treasury”, respectively.

Further, all references to “Lehman Brothers 7-10 Year U.S. Treasury Index” and “Lehman Brothers 20+ Year U.S. Treasury Index” are hereby amended to read “Barclays Capital 7-10 Year U.S. Treasury Bond Index” and the “Barclays Capital 20+ Year U.S. Treasury Bond Index”, respectively.

Please retain this supplement for future reference.